Statements of changes in equity - AUD ($) $ in Millions		Parent Entity Total equity attributable to owners of WBC Impact from a change in accounting policy	[2]	Parent Entity Total equity attributable to owners of WBC Restated opening balance	Parent Entity Total equity attributable to owners of WBC		Parent Entity Share capital Restated opening balance	Parent Entity Share capital	Parent Entity Reserves Restated opening balance	Parent Entity Reserves	Parent Entity Retained profits Impact from a change in accounting policy	[2]	Parent Entity Retained profits Restated opening balance	Parent Entity Retained profits		Parent Entity	Total equity attributable to owners of WBC Impact from a change in accounting policy	[2]	Total equity attributable to owners of WBC Restated opening balance	Total equity attributable to owners of WBC		Share capital Restated opening balance	Share capital	Reserves Restated opening balance	Reserves	Retained profits Impact from a change in accounting policy	[2]	Retained profits Restated opening balance	Retained profits		NCI Restated opening balance	NCI	Impact from a change in accounting policy	[2]	Restated opening balance	Total
Balance at Sep. 30, 2019																				$ 65,454			$ 36,955		$ 1,311				$ 27,188			$ 53				$ 65,507
Net profit																				2,290									2,290			2				2,292
Net other comprehensive income/(expense)																				1					155				(154)			(3)				(2)
Total comprehensive income/(expense)																				2,291					155				2,136			(1)				2,290
Transactions in capacity as equity holders
Share issuances																				2,751			2,751													2,751
Dividends on ordinary shares	[1]																			(2,791)									(2,791)							(2,791)
Dividend reinvestment plan																				273			273													273
Other equity movements
Share-based payment arrangements																				78					78											78
Purchase of shares																				(29)			(29)													(29)
Net acquisition of treasury shares																				(10)			(10)													(10)
Other																				6			6									(1)				5
Total contributions and distributions																				278			2,991		78				(2,791)			(1)				277
Balance at Sep. 30, 2020		$ (34)		$ 59,714	$ 59,748		$ 39,888	$ 39,888	$ 1,576	$ 1,576	$ (34)		$ 18,250	$ 18,284			$ (40)		$ 67,983	68,023		$ 39,946	39,946	$ 1,544	1,544	$ (40)		$ 26,493	26,533		$ 51	51	$ (40)		$ 68,034	68,074
Net profit					4,613									4,613		$ 4,613				5,458									5,458			5				5,463
Net other comprehensive income/(expense)					584					486				98		584				713					604				109			(1)				712
Total comprehensive income/(expense)					5,197					486				4,711		5,197				6,171					604				5,567			4				6,175
Transactions in capacity as equity holders
Dividends on ordinary shares					(3,247)	[3]								(3,247)	[3]					(3,247)	[1]								(3,247)	[1]						(3,247)	[1]
Dividend reinvestment plan					401			401								401				401			401													401
Dividend reinvestment plan underwrite					719			719												719			719													719
Other equity movements
Share-based payment arrangements					86					86						86				86					86											86
Purchase of shares					(28)			(28)												(28)			(28)													(28)
Net acquisition of treasury shares					(43)			(43)												(43)			(43)													(43)
Other																				(7)					(7)							2				(5)
Total contributions and distributions					(2,112)			1,049		86				(3,247)						(2,119)			1,049		79				(3,247)			2				(2,117)
Balance at Sep. 30, 2021					62,799			40,937		2,148				19,714		62,799				72,035			40,995		2,227				28,813			57				72,092
Net profit					12,178									12,178		12,178				5,694									5,694			5				5,699
Net other comprehensive income/(expense)					646					126				520		646				563					37				526							563
Total comprehensive income/(expense)					12,824					126				12,698		12,824				6,257					37				6,220			5				6,262
Transactions in capacity as equity holders
Dividends on ordinary shares					(4,337)	[3]								(4,337)	[3]					(4,337)	[1]								(4,337)	[1]						(4,337)	[1]
Other equity movements
Off-market share buy-back (net of transaction costs)	[4]				(3,503)			(1,902)						(1,601)						(3,503)			(1,902)						(1,601)							(3,503)
Share-based payment arrangements					87					87						87				87					87											87
Purchase of shares					(33)			(33)												(33)			(33)													(33)
Net acquisition of treasury shares					(49)			(49)												(49)			(49)													(49)
Other					(5)					27				(32)						(5)					27				(32)			(5)				(10)
Total contributions and distributions					(7,840)			(1,984)		114				(5,970)						(7,840)			(1,984)		114				(5,970)			(5)				(7,845)
Balance at Sep. 30, 2022					$ 67,783			$ 38,953		$ 2,388				$ 26,442		$ 67,783				$ 70,452			$ 39,011		$ 2,378				$ 29,063			$ 57				$ 70,509

[1]	2022 consisted of 2022 interim dividend of 61 cents per share ($2,136 million) and 2021 final dividend of 60 cents per share ($2,201 million) (2021: 2021 interim dividend of 58 cents per share ($2,127 million) and 2020 final dividend of 31 cents per share ($1,120 million), 2020: 2019 final dividend of 80 cents per share ($2,791 million)), all fully franked at 30%.
[2]	In the prior period, the Group aligned its accounting treatment of costs incurred in configuring or customising Software-as-a-Service (SaaS) arrangements to align with the treatment outlined in the IFRIC agenda decision released April 2021. The adjustment to 2021 opening retained earnings reflects the impact of this change in accounting policy on prior years.
[3]	2022 consisted of 2022 interim dividend of 61 cents per share ($2,136 million) and 2021 final dividend of 60 cents per share ($2,201 million) (2021: 2021 interim dividend of 58 cents per share ($2,127 million) and 2020 final dividend of 31 cents per share ($1,120 million)), all fully franked at 30%.
[4]	On 14 February 2022, the Group completed its $3.5 billion off-market share buy-back of Westpac ordinary shares. Refer to note 27 for further details.